SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax asset, beginning	$ 4,200,000	$ 4,050,000
Increase in valuation reserve	874,000	150,000
Deferred tax asset, ending	5,074,000	4,200,000
Valuation allowance	(5,074,000)	(4,200,000)
Net deferred tax assets